Stockholders' Equity - Milestone Earnout Payments (Details) - Milestone Earnout Payments	9 Months Ended	12 Months Ended
	Sep. 30, 2021 D $ / shares shares	Dec. 31, 2020 D $ / shares shares
Maximum | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone earnout payments (in shares) | shares	4,000,000	4,000,000
Closing price any time prior to the one-year anniversary of the Closing
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for stock price trigger | D	20	20
Number of consecutive trading days for stock price trigger | D	30	30
Closing Price per share of $8.00
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 8.00	$ 8.00
Milestone earnout payments (in shares) | shares	1,000,000	1,000,000
Closing Price per share of $10.00
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 10.00	$ 10.00
Milestone earnout payments (in shares) | shares	1,000,000	1,000,000
Closing Price per share of $13.00
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 13.00	$ 13.00
Milestone earnout payments (in shares) | shares	1,000,000	1,000,000
Closing Price per share of $15.00
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 15.00	$ 15.00
Milestone earnout payments (in shares) | shares	1,000,000	1,000,000
Closing price any time within the twelve month period following the one-year anniversary of the Closing
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days for stock price trigger | D	20	20
Number of consecutive trading days for stock price trigger | D	30	30
Closing Price Per share of $10.00
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 10.00	$ 10.00
Closing Price per share of $12.50
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 12.50	$ 12.50
Milestone earnout payments (in shares) | shares	1,000,000	1,000,000
Closing Price per share of $16.25
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 16.25	$ 16.25
Milestone earnout payments (in shares) | shares	1,000,000	1,000,000
Closing Price per share of $18.75
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 18.75	$ 18.75
Milestone earnout payments (in shares) | shares	1,000,000	1,000,000